Statement of Additional Information Supplement

June 28, 2013

The Universal Institutional Funds, Inc.

Supplement dated June 28, 2013 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2013

Effective July 1, 2013, the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") has approved changing the transfer agent of the Fund from Morgan Stanley Services Company Inc. to Boston Financial Data Services, Inc.

As a result, effective July 1, 2013, all references in the Fund's Statement of Additional Information ("SAI") to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

The following is hereby added as the last subsection of the section of the SAI entitled "Investment Advisory and Other Services:"

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, provides dividend disbursing and transfer agency services for the Fund.

Please retain this supplement for future reference.